Definitive agreement with Upsher-Smith Laboratories, LLC	12 Months Ended
Mar. 31, 2020
Disclosure of Definitive agreement with UpsherSmith Laboratories LLC [Abstract]
Definitive agreement with Upsher-Smith Laboratories, LLC
37.
Definitive agreement with Upsher-Smith Laboratories, LLC

On June 14, 2019, the Company entered into a definitive agreement with Upsher-Smith Laboratories, LLC, pursuant to which the Company agreed to sell, at the closing thereunder, its U.S. and select territory rights for ZEMBRACE
®
SYMTOUCH
®
(sumatriptan injection) 3 mg and TOSYMRA
®
(sumatriptan nasal spray) 10 mg (formerly referred to as “DFN-02”), which were commercialized through its wholly owned subsidiary Promius Pharma, LLC.

Under the agreement, the Company received U.S.$70 as upfront consideration at the closing thereunder, and is entitled to receive up to U.S.$40.5 in payments contingent upon the achievement of near term milestones and additional financial objectives, including those based upon existing contractual obligations and inventory. In addition, the Company will be entitled to receive sales based royalties on a quarterly basis.

In July 2019, upon the closing of the transaction, the Company recognized Rs.7,486 (U.S.$108.7) as a license fee forming part of revenue in accordance with guidance available under IFRS 15, “
Revenue from Contracts with Customers”.
The costs associated with this transaction were Rs.328, and were recognized in the consolidated income statement under the headings “Cost of revenue” and “Selling, general and administrative expenses”.